Vessels, net (Tables)	12 Months Ended
Dec. 31, 2014
Property Plant and Equipment Net
Vessels Table
	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2012	$540,454	$(73.700)	$466,754
—Depreciation	—	(13,579)	(13,579)
Balance December 31, 2013	$540,454	$(87,279)	$453,175
—Acquisitions (Note 3(c))	404,530	—	404,530
—Depreciation	—	(17,822)	(17,822)
Balance December 31, 2014	$944,984	$(105,101)	$839,883